Exhibit 99.1

Nissan Auto Receivables 2017-B Owner Trust

Servicer’s Certificate

Collection Period	31-Aug-21	30/360 Days	30	Collection Period Start	1-Aug-21
Distribution Date	15-Sep-21	Actual/360 Days	30	Collection Period End	31-Aug-21
				Prior Month Settlement Date	16-Aug-21
				Current Month Settlement Date	15-Sep-21

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,543,518,690.50	76,544,744.30	0.00	0.000000
Yield Supplement Overcollaterization		103,284,451.96	1,664,902.22	0.00
Total Adjusted Pool Balance		1,440,234,238.54	74,879,842.08	0.00
Total Adjusted Securities		1,440,234,238.54	74,879,842.08	0.00	0.000000
Class A-1 Notes	1.27000%	330,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.56000%	350,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.19550%	189,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.75000%	389,000,000.00	0.00	0.00	0.000000
Class A-4 Notes	1.95000%	124,620,000.00	17,265,603.54	0.00	0.000000
Certificates	0.00000%	57,614,238.54	57,614,238.54	0.00	0.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	0.00	—	—
Class A-4 Notes	17,265,603.54	28,056.61	138.5460082	0.2251373
Certificates	57,614,238.54	0.00	—	—

Total Securities	74,879,842.08	28,056.61

I. COLLECTIONS

Interest:
Interest Collections				86,017.43
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				86,017.43
Principal:
Principal Collections				8,764,337.53
Repurchased Loan Proceeds Related to Principal				67,740,775.53

Total Principal Collections				76,505,113.06
Recoveries of Defaulted Receivables				113,312.65

Total Collections				76,704,443.14

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			17,036	74,879,842.08
Total Principal Payment				74,879,842.08

			—	0.00

Nissan Auto Receivables 2017-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	76,704,443.14
Reserve Account Draw	3,600,585.60
Total Available for Distribution	80,305,028.74
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	63,787.29
Servicing Fee Paid	63,787.29
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	28,056.61
Class A-4 Notes Monthly Interest Paid	28,056.61
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2017-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		28,056.61
Total Note Monthly Interest Paid		28,056.61
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		80,213,184.84
4. Total Monthly Principal Paid on the Notes		17,265,603.54
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		17,265,603.54
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		57,614,238.54
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		57,614,238.54
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		5,333,342.76
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		5,333,342.76

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,600,585.60
Required Reserve Account Amount		3,600,585.60
Beginning Reserve Account Balance		3,600,585.60
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		0.00
Required Reserve Account Amount for Next Period		3,600,585.60

VI. POOL STATISTICS

Weighted Average Coupon		1.32%
Weighted Average Remaining Maturity		12.70

	Amount	Number
Principal on Defaulted Receivables	39,631.24	8
Principal Recoveries of Defaulted Receivables	113,312.65

Monthly Net Losses	(73,681.41)
Pool Balance at Beginning of Collection Period	76,544,744.30
Net Loss Ratio for Third Preceding Collection Period	-0.74%
Net Loss Ratio for Second Preceding Collection Period	-1.13%
Net Loss Ratio for Preceding Collection Period	-1.61%
Net Loss Ratio for Current Collection Period	-1.16%
Four-Month Average Net Loss Ratio	-1.16%
Cumulative Net Losses for all Periods	9,414,100.48

Nissan Auto Receivables 2017-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	764,673.42	139	0.00%
61-90 Days Delinquent	126,790.57	26	0.00%
91-120 Days Delinquent	11,091.28	5	0.00%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	902,555.27	170	0.00%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.21%	0.18%
Delinquency Ratio for Second Preceding Collection Period	0.23%	0.16%
Delinquency Ratio for Preceding Collection Period	0.16%	0.14%
Delinquency Ratio for Current Collection Period	0.00%	0.00%
Four-Month Average Delinquency Ratio	0.15%	0.12%
60 Day Delinquent Receivables	140,848.29
Delinquency Percentage	0.00%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	264,986.86
Number of Extensions	47

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO